RESERVES - Schedule of Movements in Foreign Currency Translation Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Balance at start of year	$ (2,780,397)	$ (1,178,258)	$ (1,008,244)
Exchange differences arising on translation into presentation currency	3,709,446	(1,602,139)	(170,014)
Balance at end of year	$ 929,049	$ (2,780,397)	$ (1,178,258)